Cover	Jul. 14, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 14, 2023
Entity File Number	001-39819
Entity Registrant Name	Dune Acquisition Corporation
Entity Central Index Key	0001817232
Entity Tax Identification Number	85-1617911
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	700 S. Rosemary Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	917
Local Phone Number	742-1904
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Trading Symbol	DUNEU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	DUNE
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	DUNEW
Security Exchange Name	NASDAQ